Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income [Abstract]
Tax effect of deferred loss on derivative instruments designated as cash flow hedges	$ 8	$ (14)	$ 0
Tax effect of unrealized gain/(loss) on available for sale securities	(1)	(2)	2
Pension liability adjustment tax effect	$ (3)	$ (20)	$ 16